Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	TCW ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001831313
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2024
Prospectus Date	rr_ProspectusDate	Nov. 18, 2024
TCW Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – TCW CORPORATE BOND ETF (THE “FUND”)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, TCW MetWest Corporate Bond Fund’s (the “Predecessor Mutual Fund”) portfolio turnover rate was 136%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded Fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The term “bond” is interpreted broadly by the Adviser to include any instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The notional value of any corporate bond derivatives and other synthetic instruments would count towards compliance with the 80% test specified above.

The Fund does not have a duration target. However, under normal circumstances, the Fund’s portfolio duration varies from three to nine years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest.

The Fund’s portfolio investments will, from time to time, include other fixed income securities issued by various U.S. and foreign public or private entities, including government bonds, notes, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including currency and other futures, forward contracts and options), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries.

Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the Fund’s portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Predecessor Mutual Fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Mutual Fund’s Class I Shares. The table shows how the Predecessor Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Mutual Fund’s Class I Shares) for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index and a secondary benchmark index. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Predecessor Mutual Fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Mutual Fund’s Class I Shares. The table shows how the Predecessor Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Mutual Fund’s Class I Shares) for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index and a secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 364-1383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-Date Total Return of Class I Shares as of September 30, 2024: 5.99%
*	For the period shown in the bar chart above:

Best Quarter	(December 31, 2023)	8.78%
Worst Quarter	(March 31, 2022)	(7.56%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

TCW Corporate Bond ETF | Class M (before taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
TCW Corporate Bond ETF | Bloomberg U.S. Aggregate Bond Index1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[1]
TCW Corporate Bond ETF | Bloomberg U.S. Corporate Investment Grade Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
TCW Corporate Bond ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
TCW Corporate Bond ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective. See “Additional Information About Principal Investment Strategies and Related Risks” below for a more detailed discussion of the principal risks that may impact your investment in the Fund.

TCW Corporate Bond ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. The market price of the Fund’s shares also will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. There may be times when the market price and the NAV vary significantly.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

TCW Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

TCW Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

TCW Corporate Bond ETF | Market And Geopolitical Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

TCW Corporate Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates.
TCW Corporate Bond ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.
TCW Corporate Bond ETF | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.
TCW Corporate Bond ETF | Unrated Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

TCW Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.
TCW Corporate Bond ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

TCW Corporate Bond ETF | Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

TCW Corporate Bond ETF | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

TCW Corporate Bond ETF | Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

TCW Corporate Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

TCW Corporate Bond ETF | Money Market Short Term Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market/Short-Term Securities Risk. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

TCW Corporate Bond ETF | Price Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
TCW Corporate Bond ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

TCW Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

TCW Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

TCW Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

TCW Corporate Bond ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

TCW Corporate Bond ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
TCW Corporate Bond ETF | Bank Loan Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

TCW Corporate Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

TCW Corporate Bond ETF | Securities Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

TCW Corporate Bond ETF | Distressed And Defaulted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A security held by the Fund may default, or the issuer of the security may become distressed, after the Fund’s investment. In addition, the Fund’s investments may be distressed or defaulted at the time of investment. Because the issuer of such securities is in default and/or in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers is uncertain. To the extent that the Fund is invested in distressed or defaulted securities, its ability to generate current income for its shareholders may be diminished. The Fund is also subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed or defaulted securities will eventually be satisfied, and the Fund may lose its entire investment or be required to accept cash or securities with a lesser value than its original investment.

TCW Corporate Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

TCW Corporate Bond ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

TCW Corporate Bond ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

TCW Corporate Bond ETF | Mezzanine Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

TCW Corporate Bond ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

TCW Corporate Bond ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

TCW Corporate Bond ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

TCW Corporate Bond ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. As convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

TCW Corporate Bond ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not subject to centralized clearing; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

TCW Corporate Bond ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

TCW Corporate Bond ETF | U S Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Obligations Risk. U.S. Treasury obligations risk is the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

TCW Corporate Bond ETF | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to many of the same risks of investing as debt securities and asset-backed securities, including credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

TCW Corporate Bond ETF | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

TCW Corporate Bond ETF | Private Placement And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placement and Other Restricted securities Risk. Private placements and other restricted securities, including securities for which the Adviser has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

TCW Corporate Bond ETF | Rule 144 A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rule 144A Securities Risk. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

TCW Corporate Bond ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

TCW Corporate Bond ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s Adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

TCW Corporate Bond ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

TCW Corporate Bond ETF | TCW Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGCB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Annual Return 2019	rr_AnnualReturn2019	14.99%
Annual Return 2020	rr_AnnualReturn2020	12.37%
Annual Return 2021	rr_AnnualReturn2021	(0.84%)
Annual Return 2022	rr_AnnualReturn2022	(16.31%)
Annual Return 2023	rr_AnnualReturn2023	8.39%
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
TCW Corporate Bond ETF | TCW Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
TCW Corporate Bond ETF | TCW Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.
[2]	Estimated for the current fiscal year.